Reclassifications Out of Accumulated Other Comprehensive Income (Loss) - Amounts Reclassified Out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning balance	$ 47.4
Other comprehensive loss before reclassifications	(15.2)
Cash flow hedges	0.9
Net current-period other comprehensive loss	(14.3)
Ending balance	33.1
Pension and Post-Retirement Benefit Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning balance	(0.3)
Other comprehensive loss before reclassifications
Cash flow hedges
Net current-period other comprehensive loss
Ending balance	(0.3)
Unrealised Gain (Loss) on Investments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning balance
Other comprehensive loss before reclassifications
Cash flow hedges
Net current-period other comprehensive loss
Ending balance
Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning balance
Other comprehensive loss before reclassifications
Cash flow hedges	0.9
Net current-period other comprehensive loss	0.9
Ending balance	0.9
Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning balance	47.7
Other comprehensive loss before reclassifications	(15.2)
Cash flow hedges
Net current-period other comprehensive loss	(15.2)
Ending balance	$ 32.5